Reportable Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) branch store segment foreign_country joint_venture	Dec. 31, 2015 USD ($) store	Dec. 31, 2014 USD ($) store
Reportable Segment Information (Textual) [Abstract]
Number of reportable operating segments | segment	4
Revenues | $	$ 11,856,000	$ 11,339,000	$ 11,130,000
Segment profit | $	1,595,233	1,548,966	1,258,226
Long lived assets | $	3,125,222	3,132,981	3,139,272
Identifiable assets | $	$ 6,752,521	$ 5,778,937	$ 5,699,333
Percent of assets of consolidated foreign subsidiaries to Company's assets	18.30%	20.30%	23.90%
Non-US [Member]
Reportable Segment Information (Textual) [Abstract]
Revenues | $	$ 1,722,246	$ 1,788,955	$ 2,203,804
Segment profit | $	60,059	75,773	115,629
Long lived assets | $	477,889	497,528	551,364
Identifiable assets | $	$ 1,233,666	$ 1,172,064	$ 1,359,991
Paint Stores Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	4,180
Number of net new stores	94	83	95
New stores opened	109
Number of stores closed	15
Revenues | $	$ 7,790,000	$ 7,209,000	$ 6,852,000
Paint Stores Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	86
Number of stores closed	9
Paint Stores Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	21
Number of stores closed	6
Paint Stores Group [Member] | Aruba [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Paint Stores Group [Member] | Barbados [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Consumer Group [Member]
Reportable Segment Information (Textual) [Abstract]
Percent of sales of one group including intersegment transfers represented products sold through other stores group	64.00%
Revenues | $	$ 1,585,000	1,578,000	1,421,000
Global Finishes Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores | branch	288
New stores opened | branch	5
Number of stores closed | branch	13
Net increase (decrease) in branches | branch	(8)
Number of subsidiaries in foreign countries | foreign_country	34
Revenues | $	$ 1,889,000	$ 1,916,000	$ 2,081,000
Global Finishes Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened | branch	3
Number of stores closed | branch	10
Global Finishes Group [Member] | Chile [Member]
Reportable Segment Information (Textual) [Abstract]
Number of stores closed | branch	1
Global Finishes Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened | branch	2
Number of stores closed | branch	2
Latin America Coatings Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	339
New stores opened	49
Number of stores closed	1
Number of subsidiaries in foreign countries | foreign_country	9
Net increase in stores	48
Number of foreign joint ventures | joint_venture	4
Latin America Coatings Group [Member] | South America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	31
Latin America Coatings Group [Member] | Mexico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	18